Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Short term deposit	€ 36	€ 38
Current accounts	17,852	135,471
Total cash and cash equivalents	17,888	135,509	€ 92,300	€ 5,855
Consolidated entity
Cash and cash equivalents
Total cash and cash equivalents	€ 17,900	€ 135,500